Derivative Instruments and Hedging Activities (Fair Value and Balance Sheet Location (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Total Assets [Member]
Derivative Asset, Fair Value	$ 0.2	$ 1.5	$ 12.5
Derivative, Collateral, Obligation to Return Securities	0.0	0.0	(8.7)
Derivative, Collateral, Obligation to Return Cash	0.0	0.0	0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral	0.2	1.5	3.8
Total Liabilities [Member]
Derivative Liability, Fair Value			15.3
Derivative, Collateral, Right to Reclaim Securities			(8.7)
Derivative, Collateral, Right to Reclaim Cash			(1.4)
Derivative Liability, Fair Value, Amount Offset Against Collateral			5.2
Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Current assets of discontinued operations and held-for-sale businesses [Member]
Derivative Asset, Fair Value			4.9
Derivative, Collateral, Obligation to Return Securities			(4.9)
Derivative, Collateral, Obligation to Return Cash			0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral			0.0
Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value		0.9
Derivative, Collateral, Obligation to Return Securities		0.0
Derivative, Collateral, Obligation to Return Cash		0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral		0.9
Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Current liabilities of discontinued operations and held-for-sale businesses [Member]
Derivative Liability, Fair Value			9.0
Derivative, Collateral, Right to Reclaim Securities			(4.9)
Derivative, Collateral, Right to Reclaim Cash			(1.4)
Derivative Liability, Fair Value, Amount Offset Against Collateral			2.7
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Long-term Derivative Positions [Member] | Other Deferred Asset [Member]
Derivative Asset, Fair Value		0.6	1.5
Derivative, Collateral, Obligation to Return Securities		0.0	0.0
Derivative, Collateral, Obligation to Return Cash		0.0	0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral		0.6	1.5
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Current assets of discontinued operations and held-for-sale businesses [Member]
Derivative Asset, Fair Value			5.3
Derivative, Collateral, Obligation to Return Securities			(3.7)
Derivative, Collateral, Obligation to Return Cash			0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral			1.6
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Current liabilities of discontinued operations and held-for-sale businesses [Member]
Derivative Liability, Fair Value			5.9
Derivative, Collateral, Right to Reclaim Securities			(3.7)
Derivative, Collateral, Right to Reclaim Cash			0.0
Derivative Liability, Fair Value, Amount Offset Against Collateral			2.2
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member] | Long-term Derivative Positions [Member] | Non-current assets of discontinued operations and held-for-sale businesses [Member]
Derivative Asset, Fair Value			0.6
Derivative, Collateral, Obligation to Return Securities			0.0
Derivative, Collateral, Obligation to Return Cash			0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral			0.6
Not Designated as Hedging Instrument [Member] | Commodity Contract - FTR [Member] | Short-term Derivative Positions [Member] | Current assets of discontinued operations and held-for-sale businesses [Member]
Derivative Asset, Fair Value			0.2
Derivative, Collateral, Obligation to Return Securities			(0.1)
Derivative, Collateral, Obligation to Return Cash			0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral			0.1
Not Designated as Hedging Instrument [Member] | Commodity Contract - FTR [Member] | Short-term Derivative Positions [Member] | Current liabilities of discontinued operations and held-for-sale businesses [Member]
Derivative Liability, Fair Value			0.3
Derivative, Collateral, Right to Reclaim Securities			0.0
Derivative, Collateral, Right to Reclaim Cash			0.0
Derivative Liability, Fair Value, Amount Offset Against Collateral			0.3
Not Designated as Hedging Instrument [Member] | Natural Gas [Member] | Short-term Derivative Positions [Member] | Current liabilities of discontinued operations and held-for-sale businesses [Member]
Derivative Liability, Fair Value			0.1
Derivative, Collateral, Right to Reclaim Securities			(0.1)
Derivative, Collateral, Right to Reclaim Cash			0.0
Derivative Liability, Fair Value, Amount Offset Against Collateral			$ 0.0
Cash Flow Hedging [Member] | Forward Contract Power [Member] | Short-term Derivative Positions [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value		0.9
Derivative, Collateral, Obligation to Return Securities		0.0
Derivative, Collateral, Obligation to Return Cash		0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral		0.9
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Short-term Derivative Positions [Member] | Other Prepayments and Current Assets [Member]
Derivative Asset, Fair Value	0.2
Derivative, Collateral, Obligation to Return Securities	0.0
Derivative, Collateral, Obligation to Return Cash	0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral	$ 0.2
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Long-term Derivative Positions [Member] | Other Deferred Asset [Member]
Derivative Asset, Fair Value		0.6
Derivative, Collateral, Obligation to Return Securities		0.0
Derivative, Collateral, Obligation to Return Cash		0.0
Derivative Asset, Fair Value, Amount Offset Against Collateral		$ 0.6